Note 7 - Risk Management - Market Risk in the year (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Breakdown Levels of VAR Line Items
Value At Risk	€ 22	€ 26	€ 24
Percentage of risk linked to interest rates, at the year end closing	48%	58%
Percentage of Exchange rate risk, at the year end closing	14%	13%
Percentage of equity volatility and correlation risk at the year end closing	38%	29%
Level of confidence when estimate the maximum daily loss of a portfolio	99.9%
Time horizon when estimate the maximum daily loss of a portfolio	250-day
Number of exceptions in the internal VaR calculation model	0-4 exceptions
Weighted Average [Member]
Breakdown Levels of VAR Line Items
Value At Risk	€ 27
Maximum [Member]
Breakdown Levels of VAR Line Items
Value At Risk	€ 34